Accounts and Other Receivables (Initial Adoption of New Accounting Standard Unit) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2014-09	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201602Member	Accounting Standards Update 2014-09
Trade receivables, net		$ 535.2	$ 564.4
Other current assets			1,012.7
Net property, plant and equipment		784.8	830.8	$ 728.5
Total other assets			2,447.5
TOTAL ASSETS		4,800.0	4,855.4	$ 3,447.6
Total current liabilities		1,006.0	928.1
Long-term liabilities		2,368.9	2,585.4
Retained earnings		2,797.2	2,763.9
Other equity			(1,422.0)
TOTAL LIABILITIES AND EQUITY		$ 4,800.0	$ 4,855.4
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade receivables, net						$ (3.3)
Other current assets						0.0
Net property, plant and equipment						0.0
Total other assets						0.0
TOTAL ASSETS						(3.3)
Total current liabilities						0.0
Long-term liabilities						(0.8)
Retained earnings						(2.5)
Other equity						0.0
TOTAL LIABILITIES AND EQUITY						(3.3)
Adjusted balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Trade receivables, net						561.1
Other current assets						1,012.7
Net property, plant and equipment						830.8
Total other assets						2,447.5
TOTAL ASSETS						4,852.1
Total current liabilities						928.1
Long-term liabilities						2,584.6
Retained earnings						2,761.4
Other equity						(1,422.0)
TOTAL LIABILITIES AND EQUITY						$ 4,852.1